Operating Segment and Geographical Information	12 Months Ended
Dec. 31, 2025
Operating Segment and Geographical Information
Operating Segment and Geographical Information

8.               Operating Segment and Geographical Information

ASC 280, “Segment Reporting” (“ASC 280”), establishes standards for reporting information about operating segments on a basis consistent with the Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in consolidated financial statements for details on the Group’s business segments. The Group uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making operating decisions and assessing performance as the source for determining the Group’s reportable segments. The Group’s CODM is the Chief Executive Officer (“CEO”), Mr. Kin Sun Sze-To. Management, including the CODM, reviews operation results by revenue, operating expenses and income from operations of different services, while revenue is the profitability measure used by the CODM in making decisions about allocating resources and assessing performances. Based on management’s assessment, the Group has determined that it has only one operating segment as defined by ASC 280. Hence, the Group’s CODM assess the Group’s performance and results of operations on a consolidated basis. All assets of the Group are located in Hong Kong. Accordingly, no geographical segments are presented. The following tables presents the Company’s significant segment expenses for the years ended December 31, 2023, 2024 and 2025:

	December 31,	December 31,	December 31,
	2023	2024	2025
	HK$	HK$	HK$

Revenue	—	—	—
Selling, general and administrative expenses – professional services	(1,457)	(2,537)	(1,332)
Selling, general and administrative expenses – compensation and benefits	(480)	(480)	(480)
Selling, general and administrative expenses – management fee	—	—	(850)
Selling, general and administrative expenses – others	(1,147)	(1,796)	(1,073)
Interest income	4,065	4,543	1,732
Income tax expense	(1,047)	(7,758)	—
Other segment item	—	118	64
Net loss	(66)	(7,910)	(1,939)

No segment asset information is presented in these consolidated financial statements since the CEO does not review segment information at a different level or category other than that presented on the Company’s consolidated balance sheets as of December 31, 2025 and 2024.